Schedule of investments in equity securities and mutual funds (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	$ 804,266
Level 1 of fair value hierarchy [member] | Yes Bank Limited [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	44,870
Level 1 of fair value hierarchy [member] | Vis Philippines [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	5,998
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	278,602
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Investments in mutual funds and equity securities	$ 474,796